FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 1, 2012

Filed Via EDGAR (CIK #0000765485)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  Institutional Fiduciary Trust (Registrant)

          File Nos. 002-96634 and 811-04267

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 29, 2012.

Sincerely yours,

INSTITUTIONAL FIDUCIARY TRUST

/s/ KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

KLS/dmm

cc:  Bruce G. Leto, Esq.

Brian E. Lorenz, Esq.